Digital Tokens (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / item	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)
Digital Tokens (Details) [Line Items]
Digital tokens		$ 439,145	$ 439,145	$ 148,229	$ 657,430
Digital tokens payable		123,397	123,397		185,866
Digital tokens receivable		$ 210,000	$ 210,000		$ 210,000
Impairment loss on digital tokens				$ (625,368)
Digital tokens, description			the Company sold 124,752,914 digital tokens for proceeds of $75,406. The recorded loss of approximately $72,800 is included under other expense, net in the consolidated statements of operations.
Props token purchase price (in Dollars per Item) | $ / item			0.07
Fair value (in Dollars per share) | $ / shares	$ 0.02	$ 0.039
Digital Tokens Receivable		$ 210,000	$ 210,000
Warrant [Member]
Digital Tokens (Details) [Line Items]
Props token purchase price (in Dollars per Item) | $ / item			0.07